Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted Cash [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the amounts shown in the Company’s condensed consolidated statement of cash flows as of March 31, 2022, and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$69,575	$92,302
Restricted cash, net of current portion	3,086	3,086

Total cash, cash equivalents and restricted cash	$72,661	$95,388

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statement of cash flows as of December 31, 2021, 2020, 2019 and 2018 (in thousands):

	December 31,
	2021	2020	2019	2018
Cash and cash equivalents	$92,302	$173,984	$41,441	$49,886
Restricted cash, current portion	—	—	290	638
Restricted cash, net of current portion	3,086	3,086	3,086	290

Total cash, cash equivalents and restricted cash	$95,388	$177,070	$44,817	$50,814